Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (2,448)	$ (3,267)	$ (5,404)	$ (4,793)
Realized (loss) gain on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	2,448	3,267	5,404	4,793
Unrealized gain (loss) on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	1,985	1,342	5,177	(13,595)
Other comprehensive Loss | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	4,646	4,393	204	13,251
Interest expense | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 1,297	$ 590	$ 2,491	$ 528